Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred Stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Common Stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	300,000,000	300,000,000	300,000,000
Common Stock, shares issued	6,184,000	5,884,768	911,256
Common Stock, shares outstanding	6,184,000	5,884,768	911,256
Series 1 Convertible Preferred Stock [Member]
Preferred Stock, share issued	0	0	2,944.7080
Preferred Stock, shares outstanding	0	0	2,944.7080